Share Capital Authorized and Issued	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Share Capital Authorized and Issued
14.          Share Capital Authorized and Issued
The following table sets out the number and par value of shares authorized, issued and outstanding:

	June 30, 2026	December 31, 2025
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	82,728,333	96,651,534
Common share dividends
Cash dividends of $0.15 and $0.30 per common share were declared and paid in the three and six months ended June 30, 2026 (2025: $0.10 and $0.20 per common share).
Common share repurchases
On February 20, 2026, the Board of Directors approved an increase to the current common share repurchase authorization to $400.0 million. Pursuant to the Program, Pelagos may repurchase shares through open market purchases pursuant to Rule 10b-18 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), accelerated share repurchases or privately negotiated transactions, as well as pursuant to a trading plan meeting the requirements of Rule 10b5-1 under the Exchange Act.
The following table summarizes common shares repurchased in the three and six months ended June 30, 2026 and 2025:

	Three months ended		Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Common shares repurchased	2,779,812	5,484,838	14,324,667	6,923,116
Cost of shares repurchased, inclusive of commissions	$60.1	$88.7	$279.5	$110.8
Weighted average price per share, inclusive of commissions	$21.60	$16.17	$19.51	$16.01
Included in common shares repurchased in the three and six months June 30, 2026 were 1,440,000 common shares repurchased from Pine Brook Feal Intermediate, L.P. for $31.7 million in privately negotiated transactions.
Included in common shares repurchased in the six months ended June 30, 2026 were 8,597,170 common shares repurchased from CVC Falcon Holdings Limited (“CVC”) for $163.3 million in a privately negotiated transaction. Following this transaction, CVC no longer holds any ownership interest in Pelagos.
Included in common shares repurchased in the three and six months ended June 30, 2026, were 273,389 and 1,374,947, respectively, (2025: 541,639 and 677,723) common shares repurchased from TFP for $5.9 million and $26.8 million, respectively, (2025: $8.8 million and $10.9 million). These transactions were effected at a price equal to the average price paid by the Company on such day for share repurchases from all other shareholders. The repurchase mechanism follows a prescribed format designed to keep TFP’s ownership of PLGO to below 9.8752%.
Common shares repurchased by the Company are retired. The unutilized amount of the share repurchase authorization at June 30, 2026 was $139.1 million.